Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 segment business_line	Sep. 25, 2013		Jun. 10, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum	Dec. 31, 2013 Realty Capital Maximum	Jul. 01, 2013 Realty Capital Maximum
Summary of Significant Accounting Policies [Line Items]
Notes receivable allowance	$ 424 [1]	$ 441	[1]		$ 0
Sales commissions earned by related percentage of benchmark								0.00%	7.00%
Gross proceeds from the sales of common stock, before allowances, percentage of benchmark								3.00%
Investment banking deferred revenue recognition, duration						26 months	3 months
Minority ownership percent in operating subsidiaries	9.40%			9.40%
Number of operating segments	5
Number of business lines	2

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.